Long-Term Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended											1 Months Ended			2 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Feb. 23, 2011 USD ($) Bonds	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Medium Term Credit Facilities [Member] USD ($)	Dec. 31, 2011 ST-Ericsson [Member] USD ($)	Dec. 31, 2012 R and D project in France [Member] USD ($)	Dec. 31, 2012 R and D project in France [Member] EUR (€)	Dec. 31, 2012 R and D projects in Italy [Member] USD ($)	Dec. 31, 2012 R and D projects in Italy [Member] EUR (€)	Dec. 31, 2012 Multi currency loan to support our industrial and R&D programs [Member] USD ($)	Dec. 31, 2012 Multi currency loan to support our industrial and R&D programs [Member] EUR (€)	Mar. 28, 2012 1.50% convertible bonds due 2016 [Member] Bonds	Mar. 01, 2012 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Feb. 23, 2012 1.50% convertible bonds due 2016 [Member] Bonds	Feb. 28, 2006 1.50% convertible bonds due 2016 [Member] USD ($)	Dec. 31, 2012 1.50% convertible bonds due 2016 [Member] Bonds	Dec. 31, 2011 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Dec. 31, 2010 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Dec. 31, 2009 1.50% convertible bonds due 2016 [Member] USD ($) Bonds	Feb. 23, 2012 1.50% convertible bonds due 2016 [Member] Subsequent Event [Member] USD ($)	Mar. 31, 2006 0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member] EUR (€)	Dec. 31, 2011 Credit Facilities [Member] EUR (€) Bonds	Dec. 31, 2010 Credit Facilities [Member] EUR (€) Bonds
Debt Instrument [Line Items]
Zero coupon unsubordinated convertible bonds, Principal amount																$ 1,131,000,000						€ 500,000,000
Bonds issued percentage of principal value																100% of principal with a yield to maturity
Zero coupon unsubordinated convertible bonds, yield																1.50%
Proceeds from long-term debt		464,000,000	3,000,000	1,000,000												974,000,000
Conversion rate of bonds per one thousand dollar face value of bond																		43.833898
Bonds convertible number of equivalent shares																		42,694,216
Number of bonds repurchased													5,000	5,000	190,000		0	290,000	386,000	98,000			76,000	74,000
Principal value of purchased bonds																		318,000,000	417,000,000	106,000,000
Cash consideration		109,000,000	108,000,000	218,000,000										5,000,000				314,000,000	410,000,000	103,000,000			107,000,000	98,000,000
Gain on the repurchase of bonds																		4,000,000	7,000,000	3,000,000
Bonds redeemed for cash	41,000
Bond principal amount	45,000,000
Cash consideration for bond	44,000,000
Redemption Price of convertible bonds																					1,093.81
Number of bonds outstanding															200,000
Percentage of Bonds repurchased															95.00%
Issue price as percentage of principal amount																						99.873%
Coupon rate of Note																						Three-month Euribor plus 0.40%
Unutilized committed medium term credit facilities					490,000,000	400,000,000	341,000,000	245,000,000	380,000,000	250,000,000	453,000,000	350,000,000
Amount outstanding							$ 145,000,000		$ 217,000,000		$ 453,000,000